Note 14 - Goodwill (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in goodwill [text block]
	AS OF MARCH 31, 2016 $000’s	ACQUISITION AND DISPOSAL ADJUSTMENTS $000’s	RECLASSIFICATION $000’s	AS OF MARCH 31, 2017 $000’s
RhythmOne	21,086	—	10,000	31,086
AdKarma	10,000	—	(10,000)	—
PVMG	6,121	(6,121)	—	—
Perk	—	17,444	—	17,444
Total	37,207	11,323	—	48,530
	AS OF MARCH 31, 2017 $‘000	ACQUISITION AND DISPOSAL ADJUSTMENTS $000’s	AS OF MARCH 31, 2018 $‘000
RhythmOne	31,086	—	31,086
Perk	17,444	—	17,444
RadiumOne	—	11,066	11,066
YuMe	—	64,245	64,245
Total	48,530	75,311	123,841